Cover	May 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2026
Entity File Number	333-13223
Entity Registrant Name	DSG GLOBAL, INC.
Entity Central Index Key	0001413909
Entity Tax Identification Number	23-1134956
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	387 N. Corona St.
Entity Address, Address Line Two	Ste 555
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80218
City Area Code	(720)
Local Phone Number	442-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false